Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 2,227,342	$ 284,100	$ 2,435,879	$ 2,391,477
Depreciation expenses recognized in cost of revenue	$ 970,505	$ 123,789	$ 217,503